Schedule of detailed information about the maturity of financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Trade and other payables (financial liabilities)	$ 32,551	$ 37,793	$ 34,345
Borrowings	28,737	28,994	29,086
Lease liabilities	10,292	195
Total	71,580	66,982	63,431
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (financial liabilities)	32,551	35,568	34,345
Borrowings	12,877	12,194	8,171
Lease liabilities	741	55
Total	46,169	47,817	42,516
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (financial liabilities)		2,225
Borrowings	15,860	16,800	853
Lease liabilities	9,552	90
Total	25,411	19,115	853
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (financial liabilities)
Borrowings			20,062
Lease liabilities		50
Total		50	20,062
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (financial liabilities)
Borrowings
Lease liabilities
Total